Trade and Other Payables - Disclosure of Trade and Other Payables (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of other provisions [line items]
Trade payables	R 2,125	R 1,460
Current lease liabilities	319	206
Shaft related liabilities	2,271	1,826
Other liabilities	673	640
Short-term employee benefits accruals	2,084	2,065
Leave liabilities	1,149	904	R 848
Other accruals	871	298
Value added tax	244	225
Total current trade and other payables	R 9,736	R 7,624	R 6,559